SCHEDULE OF SHORT-TERM LOANS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term advance	$ 1,765,050	$ 390,050
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term advance	35,050	25,050
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term advance	50,000
Bridge Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term advance	210,000	245,000
Autotelic [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term advance	$ 1,470,000	$ 120,000